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                            FPA PARAMOUNT FUND, INC.
       SUPPLEMENT DATED JULY 1, 2004 TO PROSPECTUS DATED FEBRUARY 2, 2004

THE SECTION "EXCHANGING YOUR SHARES FOR SHARES OF OTHER FPA FUNDS" IS SUPPLEMENTED AS FOLLOWS:

Shares in accounts opened prior to July 9, 2004, may be exchanged into shares of FPA Capital Fund, Inc. until September 7, 2004. After September 7, 2004, exchanges into FPA Capital Fund, Inc. will only be offered to existing shareholders of that Fund.

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